SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details)							12 Months Ended
	Dec. 03, 2024 $ / shares	Dec. 03, 2024 $ / shares	Sep. 25, 2024 $ / shares	Sep. 25, 2024 $ / shares	Jul. 19, 2024	Dec. 04, 2023	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price							$ 2.12	$ 4.11	$ 3.32
Weighted average risk-free interest rate	2.91%	2.91%	2.79%	2.79%	3.35%	3.54%	2.93%	3.54%
Weighted average dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average volatility	88.05%	88.05%	87.63%	87.63%	85.93%	75.66%	88.05%	75.66%	83.51%
Weighted average estimated life							10 years	10 years	10 years
Weighted average share price | (per share)	$ 4.50	$ 6.29	$ 3.75	$ 5.10			$ 2.12	$ 4.11	$ 3.32
Weighted average fair value							$ 3.42	$ 3.42	$ 2.70
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate							2.99%	2.88%	1.80%
Weighted average volatility							85.73%	82.17%
Share price on the various grant dates							$ 4.05	$ 4.05	$ 2.72
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate							3.55%	3.48%	3.48%
Weighted average volatility							86.97%	82.45%
Share price on the various grant dates							$ 4.63	$ 4.63	$ 6.71
Option pricing model [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price							$ 1.29
Weighted average risk-free interest rate							3.47%
Weighted average dividend yield							0.00%
Weighted average volatility							83.70%
Weighted average estimated life							6 years 4 months 24 days
Weighted average share price							$ 1.29
Share price on the various grant dates							1.29
Weighted average fair value							$ 0.96